ISI
                       INTERNATIONAL STRATEGY & INVESTMENT


                                       ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

                               (A CLASS OF MANAGED
                              MUNICIPAL FUND, INC.)


                                 [LOGO OMITTED]
                                   MUNICIPALS

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002

 INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your fund for the period ended April 30, 2002. For the 12 months ending April 30, the Fund has recorded a total return of 6.12%. Since its inception on February 26,1990, the Fund has produced a cumulative total return of 110.13%, which translates into an average annual total return of 6.29%. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge.

PORTFOLIO MANAGEMENT
     Over the last year, the Fund has maintained a fairly fully invested position with minimal amounts in reserves. Reserves have averaged 4% of the Fund over the last year.

     This policy was in place because municipal bonds had very attractive yields when compared to taxable issues. For example, the 10-year top rated (AAA) General Obligation Municipals' yields as a percentage of U.S. Treasury 10-year yields were in the 83% to 93% range.

PERCENTAGE OF TREASURY YIELDS FOR AAA GENERAL OBLIGATION MUNICIPALS

                           % Treasury Yield for
Date                   10-year Municipal Securities
----                   ----------------------------
4/30/01                            85.3%
7/31/01                            84.6%
10/31/01                           93.6%
1/31/02                            86.8%
4/30/02                            83.6%

     Given that most taxpayers are in tax brackets for Federal Taxes in excess of 17%, the yields on top quality municipals have been quite generous.

TOP QUALITY ORIENTATION
     The Fund focuses on top quality issuers. ISI thinks this is well suited for the unfolding revenue shortfall story we now hear from many states. The ISI State Treasurer's Revenue Survey graph is shown below:

ISI State Tax Receipts Survey

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

1996:5         58.1
1996:6           59
1996:7         67.8
1996:8         63.2
1996:9         60.3
1996:10        65.1
1996:11        60.4
1996:12        61.9
1997:1         65.7
1997:2         67.4
1997:3         71.1
1997:4         70.3
1997:5         69.3
1997:6           63
1997:7         63.9
1997:8         64.9
1997:9         69.7
1997:10        68.3
1997:11        69.4
1997:12        69.1
1998:1           69
1998:2           69
1998:3         73.5
1998:4         77.5
1998:5         76.8
1998:6           79
1998:7         70.1
1998:8         69.3
1998:9         72.8
1998:10        70.5
1998:11        68.2
1998:12        72.9
1999:1         74.6
1999:2         76.9
1999:3         71.3
1999:4         72.2
1999:5         74.8
1999:6         71.3
1999:7         73.3
1999:8           67
1999:9           70
1999:10        67.1
1999:11        67.3
1999:12        67.5
2000:1         68.1
2000:2         72.4
2000:3         72.2
2000:4         76.5
2000:5         72.2
2000:6         75.6
2000:7         78.3
2000:8         73.8
2000:9         70.5
2000:10        70.4
2000:11        71.9
2000:12        65.6
2001:1         52.9
2001:2         55.9
2001:3         55.6
2001:4         46.3
2001:5         43.8
2001:6           43
2001:7         41.4
2001:8         37.1
2001:9         30.9
2001:10        30.1
2001:11        31.5
2001:12        31.3
2002:1           28
2002:2         22.8
2002:3           32
2002:4         23.2
Source: ISI Group

 INVESTMENT ADVISOR'S REPORT (CONCLUDED)

     As the revenue shortfall developed, municipalities turned to the new issue bond market to close the revenue gap. Please see the chart below. This allowed them to put off budget cuts. Many states are now behind the curve on fixing their deficit problems. We expect that the states will now be forced to significantly cut their spending. The typical way this is accomplished is for the states to reduce transfer payments to their own cities and counties. The pain is likely to be pushed down to this level where the real cuts will be made to many services. In this atmosphere, having the broadest revenue base to support interest payments, i.e. state and essential services, revenue is key to preserving credit quality.

US State & Local Debt -Y/Y % Change

[GRAPH OMITTED]
PLOT POINTS FOLLOW:
1996:1                 -3.7
1996:2                 -2.9
1996:3                 -2.4
1996:4                 -0.6
1997:1                  0.2
1997:2                  1.6
1997:3                  4.1
1997:4                  5.3
1998:1                    7
1998:2                  7.8
1998:3                  7.6
1998:4                  7.2
1999:1                  6.9
1999:2                  5.8
1999:3                  5.4
1999:4                  4.4
2000:1                  2.8
2000:2                  2.2
2000:3                  1.7
2000:4                  2.2
2001:1                    4
2001:2                  5.7
2001:3                  6.1
2001:4                  8.3

     The Fund focuses on the top two rating categories (AA and AAA). It does not use insured bonds and avoids narrow revenue bases like housing, hospitals, or airport bonds. We think this will help the Fund in the year ahead.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/S/ R. ALAN MEDAUGH

R.  Alan Medaugh
President
May 13, 2002

 ECONOMIC OUTLOOK FOR 2002 (AS OF APRIL 30, 2002)

SUMMARY
     The two main points of ISI's forecast are 1) the pace of the recovery is slowing but will not fall back into another recession; 2) inflation is likely to be 1% for the Consumer Price Index (CPI) while the more accurate Consumption Price Deflator will register 0% in 2002. As a result, we expect bond rates to drop over the next six months and the Federal Reserve to maintain 1.75% Federal Funds rate until the fourth quarter.

INFLATION
     Because inflation slows in recoveries, we expect 0% inflation in 2002. Inflation reflects where we've been, not where we're going. A year ago, when we were headed into recession, unemployment was 4.5%. Now, it's 6% even though we're in a recovery.

     Our 0% inflation forecast continued to find little attention in shaping consensus expectations. Recent economic releases have been encouraging. Compensation in the first quarter increased at just a 2.7% annual rate, which with the stunning 8.6% surge in productivity, netted a 5.4% decline in unit labor costs; every piece of this report was better than expected. Also unexpected was the 0.2% month-to-month decline in April's Producer Price Index
(PPI). The core PPI's smallest deceleration in a recovery was -2.8% in 1983's recovery. A similar deceleration would move the core PPI in 2002's recovery deep into deflation territory. Please see the following chart.

US PPI Core Finished Goods (ex. Food and Energy)
Y/Y  %1

[GRAPH OMITTED]
PLOT POINTS FOLLOW:
1974:1                  5.8
1974:2                  5.7
1974:3                  6.2
1974:4                  6.9
1974:5                  8.6
1974:6                 10.2
1974:7                 11.9
1974:8                 13.7
1974:9                   15
1974:10                17.2
1974:11                17.7
1974:12                  18
1975:1                 17.3
1975:2                 17.4
1975:3                 16.8
1975:4                 15.9
1975:5                 13.6
1975:6                 12.1
1975:7                 10.7
1975:8                  8.9
1975:9                  8.1
1975:10                 6.9
1975:11                 6.3
1975:12                   6
1976:1                  5.8
1976:2                  5.5
1976:3                  5.4
1976:4                  5.2
1976:5                  5.2
1976:6                  5.5
1976:7                  5.5
1976:8                    6
1976:9                  6.1
1976:10                 5.8
1976:11                 5.9
1976:12                 5.7
1977:1                  5.5
1977:2                  5.7
1977:3                  5.6
1977:4                  5.8
1977:5                  5.9
1977:6                  5.9
1977:7                  5.9
1977:8                    6
1977:9                  6.1
1977:10                 6.4
1977:11                 6.5
1977:12                 6.3
1978:1                  6.3
1978:2                  6.3
1978:3                  6.4
1978:4                  7.1
1978:5                  7.6
1978:6                  7.8
1978:7                  8.2
1978:8                  8.2
1978:9                  8.4
1978:10                 7.6
1978:11                 7.7
1978:12                 8.3
1979:1                  8.8
1979:2                  9.2
1979:3                  9.3
1979:4                  9.1
1979:5                  8.9
1979:6                  8.8
1979:7                  8.6
1979:8                  8.2
1979:9                  8.4
1979:10                 9.5
1979:11                 9.3
1979:12                 9.4
1980:1                 10.6
1980:2                 10.9
1980:3                 10.9
1980:4                   11
1980:5                 10.7
1980:6                   11
1980:7                 11.7
1980:8                 12.2
1980:9                 11.4
1980:10                11.4
1980:11                11.2
1980:12                10.6
1981:1                  9.7
1981:2                  9.3
1981:3                  9.3
1981:4                  9.4
1981:5                  9.7
1981:6                  9.2
1981:7                  8.1
1981:8                  7.8
1981:9                    8
1981:10                 7.7
1981:11                 7.7
1981:12                   8
1982:1                  7.3
1982:2                  6.6
1982:3                  6.6
1982:4                  5.9
1982:5                  5.7
1982:6                  5.6
1982:7                  5.6
1982:8                  5.6
1982:9                  5.1
1982:10                   5
1982:11                 4.7
1982:12                 4.7
1983:1                  3.8
1983:2                  4.2
1983:3                  3.9
1983:4                  3.4
1983:5                  3.2
1983:6                  2.9
1983:7                    3
1983:8                  2.9
1983:9                  2.7
1983:10                 2.3
1983:11                 2.2
1983:12                 1.9
1984:1                  2.7
1984:2                  2.4
1984:3                  2.6
1984:4                  2.8
1984:5                  2.6
1984:6                  2.6
1984:7                  2.5
1984:8                  2.3
1984:9                  2.6
1984:10                 2.2
1984:11                 2.3
1984:12                 2.1
1985:1                  2.3
1985:2                  2.5
1985:3                  2.3
1985:4                  2.2
1985:5                  2.4
1985:6                  2.6
1985:7                  2.6
1985:8                  2.5
1985:9                  1.6
1985:10                 2.8
1985:11                 2.7
1985:12                 2.6
1986:1                  2.2
1986:2                  2.1
1986:3                  1.9
1986:4                  2.3
1986:5                  2.2
1986:6                  2.1
1986:7                  2.1
1986:8                  2.1
1986:9                  2.6
1986:10                 2.7
1986:11                 2.7
1986:12                 2.8
1987:1                  2.9
1987:2                  2.6
1987:3                  2.6
1987:4                  2.5
1987:5                  2.5
1987:6                  2.4
1987:7                  2.3
1987:8                  2.5
1987:9                  2.9
1987:10                   2
1987:11                   2
1987:12                   2
1988:1                  2.2
1988:2                  2.7
1988:3                  2.8
1988:4                  2.7
1988:5                  2.8
1988:6                  3.1
1988:7                  3.4
1988:8                  3.6
1988:9                  3.7
1988:10                 3.9
1988:11                 3.9
1988:12                 4.3
1989:1                  4.3
1989:2                  4.5
1989:3                  4.4
1989:4                  4.2
1989:5                  4.6
1989:6                  4.8
1989:7                  4.2
1989:8                  4.2
1989:9                  4.2
1989:10                 4.3
1989:11                 4.4
1989:12                 4.2
1990:1                  3.8
1990:2                  3.7
1990:3                  3.8
1990:4                  3.9
1990:5                  3.6
1990:6                  3.4
1990:7                  3.7
1990:8                  3.6
1990:9                  3.7
1990:10                 3.6
1990:11                 3.6
1990:12                 3.5
1991:1                    4
1991:2                  3.9
1991:3                  3.8
1991:4                  3.9
1991:5                  3.7
1991:6                  3.4
1991:7                  3.5
1991:8                  3.3
1991:9                  3.2
1991:10                 3.4
1991:11                 3.2
1991:12                 3.1
1992:1                  2.7
1992:2                  2.5
1992:3                  2.5
1992:4                  2.6
1992:5                  2.8
1992:6                  2.6
1992:7                  2.5
1992:8                  2.3
1992:9                  2.1
1992:10                   2
1992:11                   2
1992:12                   2
1993:1                    2
1993:2                  2.1
1993:3                    2
1993:4                    2
1993:5                  1.7
1993:6                  1.7
1993:7                  1.7
1993:8                  0.4
1993:9                  0.2
1993:10                 0.1
1993:11                 0.1
1993:12                 0.4
1994:1                  0.5
1994:2                  0.3
1994:3                  0.2
1994:4                  0.1
1994:5                  0.3
1994:6                  0.6
1994:7                  0.5
1994:8                    2
1994:9                  2.1
1994:10                 1.8
1994:11                 1.7
1994:12                 1.6
1995:1                  1.5
1995:2                  1.8
1995:3                  1.9
1995:4                    2
1995:5                    2
1995:6                  1.9
1995:7                  2.1
1995:8                  1.9
1995:9                  1.8
1995:10                 2.6
1995:11                 2.7
1995:12                 2.6
1996:1                  2.2
1996:2                  2.1
1996:3                  1.9
1996:4                  1.7
1996:5                  1.6
1996:6                  1.7
1996:7                  1.4
1996:8                  1.5
1996:9                  1.4
1996:10                 0.9
1996:11                 0.6
1996:12                 0.6
1997:1                  0.7
1997:2                  0.6
1997:3                  0.7
1997:4                  0.7
1997:5                  0.3
1997:6                  0.1
1997:7                    0
1997:8                    0
1997:9                  0.3
1997:10                 0.2
1997:11                 0.2
1997:12                   0
1998:1                 -0.1
1998:2                  0.1
1998:3                  0.5
1998:4                  0.6
1998:5                  0.8
1998:6                  0.8
1998:7                  1.1
1998:8                  1.1
1998:9                    1
1998:10                 1.2
1998:11                 1.3
1998:12                 2.5
1999:1                  2.2
1999:2                  2.2
1999:3                  1.7
1999:4                  1.6
1999:5                  1.5
1999:6                  1.6
1999:7                  1.4
1999:8                  1.3
1999:9                  1.7
1999:10                 1.9
1999:11                 1.8
1999:12                 0.8
2000:1                  0.8
2000:2                  1.1
2000:3                  1.2
2000:4                  1.2
2000:5                  1.4
2000:6                  1.4
2000:7                  1.5
2000:8                  1.7
2000:9                  1.4
2000:10                 1.2
2000:11                 1.2
2000:12                 1.4
2001:1                  1.9
2001:2                  1.3
2001:3                  1.4
2001:4                  1.6
2001:5                  1.6
2001:6                  1.6
2001:7                  1.7
2001:8                  1.5
2001:9                  1.4
2001:10                 0.9
2001:11                 0.9
2001:12                 0.9
2002:1                  0.3
2002:2                  0.5
2002:3                  0.5
2002:4                  0.3

1 Shades areas represent recession periods.

     The surge in first quarter productivity is good news for inflation and profits, but it's bad news for employment and the unemployment rate. There were 35,852 layoff announcements last week, way down from last fall's peak rates of 50,000, but still way above even the peaks in the 1990's of 20,000 per week.

 ECONOMIC OUTLOOK FOR 2002 (CONCLUDED)

GROWTH
     Most indicators we monitor suggested that the recovery has slowed. The rate of recovery in our company surveys has moderated. The rate of recovery in analysts' earnings estimates has stalled. Our overall strength minus weakness economic diffusion index has rolled over after recovering for five months. Continued unemployment insurance claims rose another 61,000 to over 3.8 million vs their February low of under 3.5 million. Even if two-thirds of the increase in continued claims indirectly reflects extended benefits, they are close to moving above their November peak of 3.6 million; continued claims have never come close to making a new high in a recovery. The stock market continued to struggle. It has never been this weak in recovery.

     To be sure, there is recovery evidence both here and abroad. The world Leading Economic Indicator surged another 0.8% month-to-month in March. US money increased for the second week with M3 up a cumulative $64 billion, lifted in part by the rebound in home mortgage refinancing to 1,750 versus its recent low of 1,214. Money growth however is still influenced by the extremely weak numbers of the last three months. The following chart shows how little the recent pick-up has influenced longer term money growth.

US Money Growth

[GRAPH OMITTED]
PLOT POINTS FOLLOW:
1 JAN 2001              8.5
8 JAN 2001              9.8
15 JAN 2001            11.1
22 JAN 2001            11.9
29 JAN 2001            12.6
5 FEB 2001             13.1
12 FEB 2001            13.7
19 FEB 2001            14.4
26 FEB 2001            15.1
5 MAR 2001             15.4
12 MAR 2001              15
19 MAR 2001            13.9
26 MAR 2001            13.1
2 APR 2001             12.6
9 APR 2001             12.2
16 APR 2001            12.5
23 APR 2001            12.6
30 APR 2001              13
7 MAY 2001             13.4
14 MAY 2001            13.5
21 MAY 2001            13.9
28 MAY 2001            13.9
4 JUN 2001             14.4
11 JUN 2001            15.2
18 JUN 2001              16
25 JUN 2001            16.1
2 JUL 2001             15.7
9 JUL 2001             14.9
16 JUL 2001            13.6
23 JUL 2001              13
30 JUL 2001            12.1
6 AUG 2001             11.3
13 AUG 2001            10.5
20 AUG 2001             9.2
27 AUG 2001             8.4
3 SEP 2001              7.8
10 SEP 2001             7.4
17 SEP 2001             9.7
24 SEP 2001            11.9
1 OCT 2001             12.9
8 OCT 2001             14.4
15 OCT 2001            13.3
22 OCT 2001            12.2
29 OCT 2001            12.2
5 NOV 2001             12.6
12 NOV 2001            13.6
19 NOV 2001            15.2
26 NOV 2001            15.9
3 DEC 2001             16.1
10 DEC 2001            15.9
17 DEC 2001            12.9
24 DEC 2001            10.6
31 DEC 2001             9.2
7 JAN 2002              7.2
14 JAN 2002             7.2
21 JAN 2002             7.3
28 JAN 2002               7
4 FEB 2002              6.8
11 FEB 2002             6.4
18 FEB 2002             5.8
25 FEB 2002             4.9
4 MAR 2002              4.1
11 MAR 2002             3.7
18 MAR 2002             3.2
25 MAR 2002             2.5
1 APR 2002              1.8
8 APR 2002              1.4
15 APR 2002             1.2
22 APR 2002             1.2
29 APR 2002             1.5
6 MAY 2002              1.7

     Japan's leading indicator in March rose to 66% (three month average) versus its record low late last year of 6%. Back here in the US, the latest Manpower Inc. employment survey shows further improvement in hiring plans. Tax refunds, which will stop by June, were up another remarkable 31% year-to-year at the last report. We'll watch our consumer spending related company surveys for signs of weakness when the tax refund lift stops. So far, they are still generally strengthening. As a result, we see a moderation in the pace of the recovery but not an end to it. This is good news for financial assets.

 PORTFOLIO DIVERSIFICATION BY STATE

[GRAPHIC OMITTED]
MAP

                                STATE ALLOCATION

                                  % OF                                  % OF
                                MUNICIPAL                             MUNICIPAL
                                  BONDS                                 BONDS
--------------------------------------------------------------------------------

  North Carolina                   15.36%  South Carolina               4.48%
  Texas                            13.83   Illinois                     3.09
  Virginia                          9.13   Maryland                     3.01
  Georgia                           8.98   Tennessee                    2.97
  Minnesota                         8.70   Missouri                     2.18
  Washington                        6.69   Ohio                         1.74
  Florida                           6.00   Indiana                      1.72
  Delaware                          5.27   Oregon                       1.71
  Kansas                            5.14                              ------
                                              Total                   100.00%

  Average Maturity                8.8 years
  Average Duration                6.2 years
  Quality Breakdown:*
    AAA                              78.66%
    AA                               21.34%

------------
* As rated by Standard & Poor's as of April 30, 2002. Ratings do not remove market risk and are subject to change.

 PERFORMANCE COMPARISON 1

ISI Managed Municipal Fund Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index Growth of a $10,000 Investment (since inception)2

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                 ISI          Lehman Brothers     Lehman Brothers
          Managed Municipal General Obligation Prerefunded Municipal  Consumer
              Fund Shares          Index           Bond Index        Price Index
2/26/90         10,000             10,000            10,000             10,000
2/28/90         10,000             10,000            10,000             10,000
3/31/90         10,000               9988            10,013             10,055
4/30/90           9880               9928              9968             10,070
5/31/90         10,130             10,135            10,129             10,094
6/30/90         10,201             10,219            10,219             10,148
7/31/90         10,361             10,356            10,353             10,188
8/31/90         10,093             10,237            10,331             10,281
9/30/90         10,091             10,239            10,382             10,367
10/31/90        10,378             10,408            10,525             10,430
11/30/90        10,625             10,605            10,652             10,453
12/31/90        10,654             10,640            10,722             10,453
1/31/91         10,820             10,782            10,859             10,516
2/28/91         10,785             10,876            10,962             10,531
3/31/91         10,771             10,864            10,949             10,547
4/30/91         10,940             11,005            11,073             10,563
5/31/91         11,023             11,072            11,154             10,594
6/30/91         10,924             11,062            11,163             10,625
7/31/91         11,095             11,187            11,257             10,641
8/31/91         11,267             11,336            11,382             10,672
9/30/91         11,419             11,485            11,481             10,719
10/31/91        11,504             11,575            11,584             10,734
11/30/91        11,501             11,604            11,659             10,766
12/31/91        11,828             11,850            11,883             10,773
1/31/92         11,775             11,877            11,922             10,789
2/29/92         11,755             11,874            11,929             10,828
3/31/92         11,747             11,871            11,896             10,883
4/30/92         11,806             11,980            11,993             10,898
5/31/92         11,947             12,107            12,112             10,914
6/30/92         12,135             12,306            12,291             10,953
7/31/92         12,534             12,700            12,545             10,977
8/31/92         12,314             12,551            12,482             11,008
9/30/92         12,411             12,634            12,589             11,039
10/31/92        12,201             12,518            12,512             11,078
11/30/92        12,489             12,744            12,606             11,094
12/31/92        12,615             12,890            12,688             11,086
1/31/93         12,726             13,055            12,874             11,141
2/28/93         13,210             13,495            13,182             11,180
3/31/93         13,016             13,344            13,041             11,219
4/30/93         13,186             13,462            13,107             11,250
5/31/93         13,235             13,532            13,134             11,266
6/30/93         13,506             13,743            13,375             11,281
7/31/93         13,432             13,767            13,343             11,281
8/31/93         13,779             14,041            13,594             11,313
9/30/93         13,979             14,190            13,746             11,336
10/31/93        13,953             14,207            13,803             11,383
11/30/93        13,790             14,111            13,635             11,391
12/31/93        14,054             14,403            13,893             11,391
1/31/94         14,245             14,571            14,035             11,422
2/28/94         13,765             14,179            13,750             11,461
3/31/94         13,256             13,657            13,457             11,500
4/30/94         13,301             13,804            13,495             11,516
5/31/94         13,452             13,912            13,541             11,523
6/30/94         13,340             13,827            13,538             11,563
7/31/94         13,556             14,044            13,718             11,594
8/31/94         13,590             14,105            13,808             11,641
9/30/94         13,319             13,907            13,707             11,672
10/31/94        13,047             13,707            13,596             11,680
11/30/94        12,801             13,492            13,402             11,695
12/31/94        13,171             13,730            13,607             11,695
1/31/95         13,572             14,056            13,809             11,742
2/28/95         14,029             14,427            14,140             11,789
3/31/95         14,132             14,622            14,240             11,828
4/30/95         14,083             14,632            14,315             11,867
5/31/95         14,628             15,068            14,643             11,891
6/30/95         14,427             14,966            14,681             11,914
7/31/95         14,573             15,139            14,837             11,914
8/31/95         14,706             15,331            14,936             11,945
9/30/95         14,769             15,430            14,935             11,969
10/31/95        15,058             15,605            15,031             12,008
11/30/95        15,321             15,825            15,196             12,000
12/31/95        15,513             15,950            15,287             11,992
1/31/96         15,621             16,105            15,460             12,063
2/29/96         15,455             16,031            15,404             12,102
3/31/96         15,160             15,853            15,252             12,164
4/30/96         15,096             15,798            15,260             12,211
5/31/96         15,045             15,772            15,257             12,234
6/30/96         15,229             15,932            15,320             12,242
7/31/96         15,413             16,083            15,460             12,266
8/31/96         15,345             16,081            15,457             12,289
9/30/96         15,561             16,279            15,599             12,328
10/31/96        15,762             16,470            15,721             12,367
11/30/96        16,038             16,776            15,914             12,391
12/31/96        15,934             16,709            15,877             12,391
1/31/97         15,934             16,754            15,934             12,430
2/28/97         16,048             16,907            16,059             12,469
3/31/97         15,827             16,688            15,884             12,500
4/30/97         15,957             16,819            15,937             12,516
5/31/97         16,195             17,069            16,163             12,508
6/30/97         16,372             17,254            16,271             12,523
7/31/97         16,860             17,700            16,547             12,539
8/31/97         16,619             17,543            16,469             12,563
9/30/97         16,846             17,743            16,609             12,594
10/31/97        16,932             17,840            16,675             12,625
11/30/97        17,003             17,924            16,712             12,617
12/31/97        17,272             18,179            16,856             12,602
1/31/98         17,448             18,366            17,003             12,625
2/28/98         17,408             18,381            17,050             12,648
3/31/98         17,416             18,397            17,046             12,672
4/30/98         17,311             18,300            16,993             12,695
5/31/98         17,627             18,602            17,206             12,719
6/30/98         17,668             18,669            17,266             12,734
7/31/98         17,692             18,714            17,331             12,750
8/31/98         18,012             19,009            17,517             12,766
9/30/98         18,234             19,264            17,662             12,781
10/31/98        18,209             19,268            17,728             12,813
11/30/98        18,251             19,331            17,783             12,813
12/31/98        18,317             19,393            17,813             12,805
1/31/99         18,535             19,647            18,005             12,836
2/28/99         18,409             19,547            18,006             12,852
3/31/99         18,384             19,555            18,003             12,891
4/30/99         18,443             19,610            18,055             12,984
5/31/99         18,256             19,500            17,990             12,984
6/30/99         17,966             19,213            17,833             12,984
7/31/99         18,035             19,290            17,940             13,023
8/31/99         17,846             19,176            17,940             13,055
9/30/99         17,760             19,193            17,998             13,117
10/31/99        17,552             19,027            17,979             13,141
11/30/99        17,778             19,221            18,068             13,148
12/31/99        17,621             19,099            18,019             13,148
1/31/00         17,498             19,029            18,042             13,188
2/29/00         17,780             19,219            18,114             13,266
3/31/00         18,222             19,605            18,269             13,375
4/30/00         18,044             19,505            18,258             13,383
5/31/00         17,920             19,402            18,259             13,398
6/30/00         18,438             19,901            18,522             13,469
7/31/00         18,708             20,163            18,687             13,500
8/31/00         18,960             20,452            18,853             13,500
9/30/00         18,797             20,347            18,836             13,570
10/31/00        19,033             20,561            18,953             13,594
11/30/00        19,216             20,705            19,049             13,602
12/31/00        19,784             21,194            19,316             13,594
1/31/01         19,875             21,425            19,589             13,680
2/28/01         19,949             21,489            19,661             13,734
3/31/01         20,097             21,678            19,802             13,766
4/30/01         19,800             21,454            19,710             13,820
5/31/01         20,005             21,670            19,900             13,888
6/30/01         20,069             21,805            20,005             13,906
7/31/01         20,437             22,114            20,199             13,867
8/31/01         20,757             22,473            20,446             13,867
9/30/01         20,625             22,423            20,523             13,930
10/31/01        20,891             22,652            20,706             13,883
11/30/01        20,700             22,452            20,565             13,859
12/31/01        20,566             22,273            20,477             13,805
1/31/02         20,837             22,638            20,776             13,836
2/28/02         21,088             22,914            21,000             13,891
3/31/02         20,661             22,477            20,574             13,969
4/30/02         21,012             22,940            20,967             14,047

                                          Cumulative Total Returns                       Average Annual Total Returns
   Periods Ended          6 Months  1 Year 3 Years 5 Years 10 Years       Since   1 Year  3 Years 5 Years 10 Years       Since
   April 30, 2002                                                   Inception 2                                    Inception 2
 ISI Managed Municipal
   Fund Shares                0.58%   6.12%  13.93%  31.68%  77.97%     110.12%    6.12%    4.44%   5.66%   5.93%        6.29%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers General
   Obligation Index 3         1.27%   6.92%  16.98%  36.39% 108.45%     129.40%    6.92%    5.37%   6.40%   7.62%       7.06%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Prerefunded
   Municipal Bond Index 3     1.26%   6.37%  16.13%  31.56%  74.83%     109.67%    6.37%    5.11%   5.64%   5.75%       6.27%
---------------------------------------------------------------------------------------------------------------------------
 Consumer Price Index 4       1.18%   1.64%   8.18%  12.23%  28.89%      40.47%    1.64%    2.66%   2.34%   2.57%       2.83%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment  return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 February 26, 1990.  Benchmark returns are for the periods  beginning  February
  28, 1990.
3 The Lehman Brothers General  Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

 ADDITIONAL PERFORMANCE INFORMATION

     The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of the Fund, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

     The SEC standardized total return figures include the impact of the 3.00% maximum initial sales charge on the ISI Shares. Returns would be higher for those investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.



   Total Returns                            Average Annual Total Returns 1

   Periods Ended                     1 Year    5 Years   10 Years      Since
   February 28, 2002                                                Inception 2

  ISI Managed Municipal Fund Shares   2.94%      5.02%      5.61%      6.03%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is February 26, 1990.

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2002
(UNAUDITED)

                                      RATING*
                                     (MOODY'S/         PAR         MARKET
ISSUER                                 S&P)           (000)         VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS--94.53%
GENERAL OBLIGATIONS--65.81%
Arlington County, VA,
   5.00%, 10/1/14 .................  Aaa/AAA         $ 2,000    $   2,079,260
Charlotte, NC,
   5.00%, 2/1/19 ..................  Aaa/AAA           2,300        2,323,276
Chesterfield County, VA,
   5.625%, 1/15/14 ................  Aaa/AAA           1,350        1,462,522
Dallas, TX,
   5.00%, 2/15/10 .................  Aaa/AAA           1,750        1,848,998
Delaware State, Series A:
   5.125%, 4/1/16 .................  Aaa/AAA           2,150        2,184,744
   5.50%, 4/1/19 ..................  Aaa/AAA           2,500        2,614,050
Dupage County, IL, Jail Project,
   5.60%, 1/1/21 ..................  Aaa/AAA           1,600        1,709,472
Florida Board of Education,
   6.125%, 6/1/12 .................  Aa2/AA+           2,250        2,281,275
Franklin County, OH,
   5.45%, 12/1/09 .................  Aaa/AAA           1,500        1,590,720
Georgia State,
   5.00%, 7/1/19 ..................  Aaa/AAA           5,000        5,032,550
Georgia State, Series D,
   5.00%, 10/1/17 .................  Aaa/AAA           1,850        1,880,433
Guilford County, NC,
   5.25%, 10/1/16 .................  Aa1/AAA           3,000        3,171,330
King County, WA,
   5.00%, 12/1/17 .................  Aa1/AA+           2,565        2,572,310
Minneapolis, MN Ref--Series B,
   5.20%, 3/1/13 ..................  Aa1/AAA           3,200        3,287,040
Minnesota State:
   5.00%, 11/1/14 .................  Aaa/AAA           2,500        2,554,525
   5.50%, 6/1/18 ..................  Aaa/AAA           2,000        2,103,760
Missouri State, Series A,
   5.00%, 6/1/23 ..................  Aaa/AAA           2,000        1,992,160

                       See Notes to Financial Statements.
8

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                               APRIL 30, 2002
(UNAUDITED)

                                      RATING*
                                     (MOODY'S/         PAR         MARKET
ISSUER                                 S&P)           (000)         VALUE
--------------------------------------------------------------------------------
Montgomery County, MD,
   5.00%, 2/1/22 ...................  Aaa/AAA       $ 2,750      $   2,746,370
North Carolina Public School
   Building,
   4.60%, 4/1/17 ...................  Aaa/AAA         5,000          4,884,750
Portland, OR, Metro Open Spaces
   Progressive, Series A,
   5.25%, 9/1/07 ...................  Aa1/AA+         1,500          1,562,595
South Carolina State Highway,
   Series B:
   5.00%, 4/1/19 ...................  Aaa/AAA         1,000          1,006,180
   5.65%, 7/1/21 ...................  Aaa/AAA         1,260          1,313,235
South Carolina State, State
   Institutional Series A,
   5.30%, 3/1/17 ...................  Aaa/AAA         1,700          1,770,788
Spring Branch Texas Independent
   School District,
   5.125%, 2/1/26 ..................  Aaa/AAA         2,000          1,950,220
Tennessee State:
   5.50%, 3/1/09 ...................  Aa2/AA          1,535          1,643,402
   5.55%, 3/1/10 ...................  Aa2/AA          1,000          1,071,970
Virginia State,
   5.25%, 6/1/16 ...................  Aaa/AAA         1,320          1,372,140
Washington State, Series A,
   5.60%, 7/1/10 ...................  Aa1/AA+         1,500          1,585,335
Washington State, Series E,
   5.00%, 7/1/22 ...................  Aa1/AA+         2,000          1,952,680
                                                                  ------------
                                                                    63,548,090
                                                                  ------------
OTHER REVENUE--9.48%
Charlotte, NC, Water & Sewer
   System Revenue,
   5.25%, 6/1/24 ...................  Aa1/AAA         1,600          1,612,576
Fairfax County, VA, Water
   Authority,
   5.00%, 4/1/27 ...................  Aa1/AAA         3,500          3,419,885
Gwinnett County, GA, Water
   & Sewer
   Authority,
   5.30%, 8/1/20 ...................  Aaa/AAA         1,250          1,276,700
Texas Water Development Board
   Revenue,
   4.75%, 7/15/20 ..................  Aaa/AAA         3,000          2,845,500
                                                                  ------------
                                                                     9,154,661
                                                                  ------------

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                               APRIL 30, 2002
(UNAUDITED)

                                      RATING*
                                     (MOODY'S/         PAR         MARKET
ISSUER                                 S&P)           (000)         VALUE
--------------------------------------------------------------------------------
PREREFUNDED ISSUES--11.06%
Arlington Texas School District,
   5.75%, 2/15/21 ................... Aaa/NR        $ 3,535      $   3,805,604
Cary, NC,
   5.00%, 3/1/18 .................... Aaa/AAA         2,000          2,030,540
Chicago, IL, Metropolitan Water
   Reclamation District-
   Greater Chicago Capital
    Improvement,
   6.30%, 12/1/09 ................... Aaa/AA+         1,000          1,115,450
Indianapolis, IN, Public
   Improvement Board Revenue,
   6.00%, 1/10/18 ................... Aaa/AAA         1,500          1,561,575
Texas State,
   6.00%, 10/1/14 ................... Aaa/AAA         2,000          2,172,300
                                                                  ------------
                                                                    10,685,469
                                                                  ------------
TRANSPORTATION REVENUE--8.18%
Florida State Board of
   Education, Public
   Education Capital Outlay,
   Series A,
   5.125%, 6/1/21 ................... Aa2/AA+         1,000          1,001,030
Florida Transportation,
   5.80%, 7/1/18 .................... Aa2/AAA         2,000          2,197,700
Kansas Transportation:
   5.40%, 3/1/09 .................... Aa2/AA+         2,000          2,087,320
   5.40%, 3/1/09 .................... Aa2/AA+         2,500          2,609,150
                                                                  ------------
                                                                     7,895,200
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $87,770,677) .........................................   $ 91,283,420
                                                                  ------------

                       See Notes to Financial Statements.
10

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                               APRIL 30, 2002
(UNAUDITED)

                                                                   MARKET
ISSUER                                                              VALUE
--------------------------------------------------------------------------------
REPURCHASEAGREEMENTS--4.50%
   Goldman Sachs & Co., dated 4/30/02, 1.85%, principal
     and interest in the amount of $4,438,223 due 5/1/02,
     collateralized by US Treasury Bill, par value $4,443,000,
     with a market value of $4,435,029. ........................ $ 4,348,000
                                                                 -----------
TOTAL INVESTMENTS--99.03%
   (Cost $92,118,677) .......................................... $95,631,420

OTHER ASSETS IN EXCESS OF LIABILITIES--0.97% ...................     937,833
                                                                 -----------
NET ASSETS--100% ............................................... $96,569,253
                                                                 ===========

--------------------------------------------------------------------------------

*The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 2002.
Moody's Municipal Bond Ratings:
Aaa Judged to be of the best quality.
Aa  Judged to be of higher quality by all standards. Issues are sometimes rated with a 1,2 or 3, which denote a high, medium or low ranking within the rating.
NR  Not Rated S&P Municipal Bond Ratings:
AAA Of the highest quality.
AA The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
NR   Not Rated

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                  APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $92,118,677) ..................... $95,631,420
    Cash .........................................................       4,660
    Receivable for capital shares sold ...........................      24,256
    Interest receivable ..........................................   1,143,293
    Prepaid expenses and other ...................................      32,299
                                                                   -----------
        Total assets .............................................  96,835,928
                                                                   -----------
LIABILITIES:
    Payable for capital shares redeemed ..........................     135,405
    Advisory fees payable ........................................      31,815
    Distribution fees payable ....................................      19,885
    Transfer agent fees payable ..................................       9,985
    Administration fees payable ..................................       6,797
    Custody fees payable .........................................       4,542
    Accounting fees payable ......................................       4,468
    Dividend payable .............................................       2,204
    Accrued expenses and other ...................................      51,574
                                                                   -----------
        Total liabilities ........................................     266,675
                                                                   -----------
NET ASSETS ....................................................... $96,569,253
                                                                   ===========
COMPOSITION OF NET ASSETS:
    Paid-in capital ..............................................  93,117,223
    Distributions in excess of net investment income .............    (206,576)
    Accumulated net realized gain from investment transactions ...     145,863
    Net unrealized appreciation on investments ...................   3,512,743
                                                                   -----------
NET ASSETS ....................................................... $96,569,253
                                                                   ===========
SHARES OUTSTANDING
    ($0.001 par value per share, 55 million shares authorized) ...   8,971,388
                                                                   ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    (net assets divided by shares outstanding)1 .................. $     10.76
                                                                   ===========

--------------------------------------------------------------------------------
1 Maximum offering price per share was $11.09 ($10.76 / 0.97). Maximum offering price per share reflects the effect of the 3.00% front-end sales charge.

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                               APRIL 30, 2002
------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest .................................................... $ 2,439,041
                                                                  -----------
EXPENSES:
    Investment advisory fees ....................................     194,226
    Distribution fees:
       ISI Shares ...............................................      94,968
       Deutsche Asset Management Class AShares1 .................      26,424
    Administration fees .........................................      42,304
    Professional fees ...........................................      28,478
    Accounting fees .............................................      27,068
    Transfer agent fees .........................................      24,795
    Printing and shareholder reports ............................      14,505
    Custody fees ................................................       9,075
    Registration fees ...........................................       7,937
    Directors' fees .............................................       4,339
    Miscellaneous ...............................................       5,173
                                                                  -----------
        Total expenses ..........................................     479,292
        Less: fee waivers and/or expense reimbursements .........     (19,763)
                                                                  -----------
        Net expenses ............................................     459,529
                                                                  -----------
    Net investment income .......................................   1,979,512
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from investment transactions ..............     133,189
    Net change in unrealized appreciation/
       depreciation on investments ..............................  (1,504,006)
                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................  (1,370,817)
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................... $   608,695
                                                                  ===========

--------------------------------------------------------------------------------
1 See Note A in Notes to Financial Statements.

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE             FOR THE
                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                     APRIL 30, 2002 1    OCTOBER 31, 2001
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ............................................  $  1,979,512      $  4,165,640
    Net realized gain on investment transactions .....................       133,189           726,546
    Net change in unrealized appreciation/
       depreciation on investments ...................................    (1,504,006)        4,331,188
                                                                        ------------      ------------
    Net increase in net assets from operations .......................       608,695         9,223,374
                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income and net realized short-term gains:
       ISI Shares ....................................................    (1,705,741)       (2,918,108)
       Deutsche Asset Management Class A Shares 2 ....................      (478,023)       (1,436,373)
    Net realized long-term gains:
       ISI Shares ....................................................      (305,711)          (46,163)
       Deutsche Asset Management Class A Shares 2 ....................      (150,753)          (22,723)
                                                                        ------------      ------------
    Total distributions ..............................................    (2,640,228)       (4,423,367)
                                                                        ------------      ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .....................................     4,234,455        23,781,937
    Dividend reinvestments ...........................................     1,085,527         2,639,454
    Cost of shares redeemed ..........................................    (6,269,569)      (29,537,240)
                                                                        ------------      ------------
    Net decrease in net assets from capital share transactions .......      (949,587)       (3,115,849)
                                                                        ------------      ------------
    Total increase (decrease) in net assets ..........................    (2,981,120)        1,684,158
NET ASSETS:
    Beginning of period ..............................................    99,550,373        97,866,215
                                                                        ------------      ------------
    End of period, including distributions in excess of net investment
       income of $206,576 and $2,324, respectively ...................  $ 96,569,253      $ 99,550,373
                                                                        ============      ============

--------------------------------------------------------------------------------
1 Unaudited.
2 See Note A in Notes to Financial Statements.

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

FINANCIAL HIGHLIGHTS--ISI SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                              FOR THE SIX
                                              MONTHS ENDED                 FOR THE YEARS ENDED OCTOBER 31,
                                                APRIL 30,        ---------------------------------------------------
                                                  2002 1         2001       2000        1999        1998       1997
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value,
       beginning of period ..................... $ 10.99      $ 10.47    $ 10.12     $ 11.01    $ 10.79     $ 10.58
                                                 -------      -------    -------     -------    -------     -------
INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment income ......................    0.22         0.45       0.47        0.45       0.46        0.52
    Net realized and unrealized
       gain (loss) on investments ..............   (0.16)        0.55       0.36       (0.83)      0.33        0.24
                                                 -------      -------    -------     -------    -------     -------
    Total from investment operations ...........    0.06         1.00       0.83       (0.38)      0.79        0.76
                                                 -------      -------    -------     -------    -------     -------
LESS DISTRIBUTIONS:
    Net investment income and net
       realized short-term gains ...............   (0.24)       (0.47)     (0.48)      (0.47)     (0.54)      (0.52)
    Net realized long-term gains ...............   (0.05)       (0.01)     --          (0.04)     (0.03)      (0.03)
                                                 -------      -------    -------     -------    -------     -------
    Total distributions ........................   (0.29)       (0.48)     (0.48)      (0.51)     (0.57)      (0.55)
                                                 -------      -------    -------     -------    -------     -------
    Net asset value, end of period ............. $ 10.76      $ 10.99    $ 10.47     $ 10.12    $ 11.01     $ 10.79
                                                 =======      =======    =======     =======    =======     =======
TOTAL RETURN 2 .................................    0.58%        9.76%      8.44%      (3.61)%     7.51%       7.43%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000) ............ $96,569      $66,105    $65,233     $70,609    $80,749     $79,003
    Ratios to Average Net Assets:
       Net investment income ...................    4.10%        4.18%      4.60%       4.23%      4.24%       4.46%
       Expenses after waivers
         and/or reimbursements .................    0.95%        0.93%3     0.90%       0.90%      0.90%       0.90%
       Expenses before waivers
         and/or reimbursements .................    0.99%        0.99%      1.01%       1.10%      1.13%       1.10%
    Portfolio turnover rate ....................       7%          21%        22%          8%        18%         26%

--------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charges.
3 Beginning on March 1, 2001, the expense cap was increased from 90 basis points to 95 basis points.

                       See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Managed Municipal Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

     The Fund offers one class of shares to investors: ISI Shares. ISI Shares have a maximum front-end sales charge of 3.00%. Prior to February 28,2002, the Fund also offered Deutsche Asset Management Class A Shares (DeAM Shares) to investors. On February 28, 2002 the DeAM Shares were merged into the ISI Shares.

     The investment objective of the Fund is to seek a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

     VALUATION OF SECURITIES--The Fund values its investments at market value.

     When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On April 30, 2002, there were no fair valued securities.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

     Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

     DISTRIBUTIONS--The Fund pays monthly dividends from its net investment income at a rate approved by the Fund's Board of Directors. To the extent that the Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

     FEDERAL INCOME TAXES--It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

     REPURCHASE AGREEMENTS--The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

     ESTIMATES--In   preparing  its  financial  statements  in  conformity  with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

B. FEES AND TRANSACTIONS WITH AFFILIATES--International Strategy & Investment, Inc. ('ISI') is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.40%.

     The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through February 28, 2003, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Fund.

     Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. ICCC is paid a fee equal to its allocated share of an annual fee based on the combined average daily net assets of the ISI Funds which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million and 0.03% of the amount in excess of $500 million.

     ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

     Beginning May 25, 2002 Forum Administrative Services LLC became the Fund's administrator, Forum Accounting Services LLC became the Fund's accounting agent and Forum Shareholder Services LLC became the Fund's transfer agent.

     Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

     Beginning  May 25, 2002  Northern  Trust Co.  became the Fund's  custodian.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. The Fund pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of the ISI Shares' average daily net assets. For the six months ended April 30, 2002, ISI Group's fees were $94,968.

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

C. OTHER FEES--ICC Distributors, Inc. ('ICC Distributors') provided distribution services, pursuant to Rule 12-b1, for the DeAM Shares from November 1, 2001 through February 28, 2002. ICC Distributors fees were $26,424 for this period.

D. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI Shares, 15 million Class A Shares, 2.5 million Class B Shares, 15 million Class C Shares, 0.5 million Class D Shares and 2 million undesignated). Transactions in capital shares were as follows:

                                                  ISI SHARES
               ---------------------------------------------
                       FOR THE SIX                   FOR THE
                      MONTHS ENDED                YEAR ENDED
                  APRIL 30, 2002 1          OCTOBER 31, 2001
               -------------------       -------------------
                SHARES      AMOUNT       SHARES       AMOUNT
               -------    --------    ---------     --------
Sold           353,393 $ 3,700,303      283,865  $ 3,061,396
Reinvested      64,602     789,493      121,956    1,308,576
Redeemed      (381,295) (4,078,072)    (616,364)  (6,655,103)
              -------- -----------     --------  -----------
Net increase
  (decrease)    36,700 $   411,724     (210,543) $(2,285,131)
              ======== ===========     ========  ===========

                                                 DEAM SHARES
               ---------------------------------------------
                          FOR THE
                    PERIOD BETWEEN                   FOR THE
                  NOV. 1, 2001 AND                YEAR ENDED
               FEBRUARY 28, 2002 1          OCTOBER 31, 2001
               -------------------       -------------------
                SHARES      AMOUNT       SHARES       AMOUNT
               -------    --------    ---------     --------
Sold            49,939 $   534,152    1,918,240 $ 20,720,541
Reinvested      27,402     296,034      123,739    1,330,878
Redeemed      (204,623) (2,191,497)  (2,113,019) (22,882,137)
              -------- -----------     --------  -----------
Net decrease  (127,282)$(1,361,311)     (71,040) $  (830,718)
              ======== ===========     ========  ===========

--------------------------------------------------------------------------------
1 Unaudited.

E. PURCHASES AND SALES OF INVESTMENT SECURITIES--The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended April 30, 2002, were $6,153,975 and $9,343,768, respectively.

     For federal income tax purposes, the tax basis of investments held at April 30, 2002 was $92,118,677. The aggregate gross unrealized appreciation for all investments at April 30, 2002 was $ 3,659,188 and the aggregate gross unrealized depreciation for all investments was $146,445.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

                                       ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A. Rosenblum
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY


INVESTMENT OBJECTIVE

A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

INVESTMENT ADVISOR

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175